Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
May 31, 2016
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Prepaid rent	35,973	33,135
Advances to suppliers	19,134	23,143
Interest receivable	6,490	9,341
Rental deposit	3,370	7,122
Receivable from the settlement bank for the proceeds of exercise of options and withholding tax	7,636	5,548
Prepaid advertising fees	3,652	3,250
Staff advances (a)	4,589	2,829
Value added taxes recoverable	1,979	2,534
Deposit of advertising & decoration	1,255	1,961
Receivable of social insurance	1,127	1,374
Prepaid property taxes and other taxes	830	616
Others (b)	11,798	8,824

	97,833	99,677

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred and staff allowance for on-site enrollment activities.
(b)	Others primarily included maintenance fees, other receivables and other miscellaneous prepayments.